Financial instruments (Details 8) R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($) Number	Dec. 31, 2022 BRL (R$) Number	Dec. 31, 2022 MXN ($) Number
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		R$ 1,421,391
Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		424,003
First Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		345,958
First Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		49,302
Second Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		411,195
Second Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		116,361
Third Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		367,703
Third Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		120,341
Fourth Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		296,535
Fourth Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge gross nominal value | R$		R$ 137,999
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 719,000
United States of America, Dollars | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value	253,204		$ 1,645,123
United States of America, Dollars | First Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 175,000
Opening foreign exchange rate	2.0017	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786	3.9786
United States of America, Dollars | First Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value	$ 29,136		$ 194,072
Opening foreign exchange rate	13.6218	13.6218	13.6218
Closing foreign exchange rate	20.2827	20.2827	20.2827
United States of America, Dollars | Second Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 208,000
Opening foreign exchange rate	2.0017	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786	3.9786
United States of America, Dollars | Second Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value	$ 72,612		$ 470,453
Opening foreign exchange rate	13.6507	13.6507	13.6507
Closing foreign exchange rate	20.1297	20.1297	20.1297
United States of America, Dollars | Third Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 186,000
Opening foreign exchange rate	2.0017	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786	3.9786
United States of America, Dollars | Third Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value	$ 72,612		$ 470,453
Opening foreign exchange rate	13.6507	13.6507	13.6507
Closing foreign exchange rate	20.1297	20.1297	20.1297
United States of America, Dollars | Fourth Quarter [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value | $	$ 150,000
Opening foreign exchange rate	2.0017	2.0017	2.0017
Closing foreign exchange rate	3.9786	3.9786	3.9786
United States of America, Dollars | Fourth Quarter [Member] | Braskem Idesa [Member]
IfrsStatementLineItems [Line Items]
Exports designated for hedge nominal value	$ 78,844		$ 510,144
Opening foreign exchange rate	13.6521	13.6521	13.6521
Closing foreign exchange rate	20.1224	20.1224	20.1224